Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Redeemable Convertible Preferred Shares (Details) [Line Items]
Accretion charge
Repurchased an aggregate shares (in Shares)					76,586,600	76,586,600
Complete a qualified months					36 months	36 months
Documents governing reorganization					12 months	12 months
Interest rate percentage					10.00%	10.00%
Series A Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Shares issued (in Shares)					1,890,686,563	1,890,686,563
Repurchased an aggregate shares (in Shares)			341,256,445	341,256,445
Cash consideration | $				$ 46,850
Series A-1 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Shares issued (in Shares)			1,840,535,677	1,840,535,677	35,757,200	35,757,200
Total cash consideration			¥ 1,840,536	$ 284,895
Accretion charge	¥ 204,007	$ 31,578	¥ 758,898	$ 117,469
Class A Ordinary Share [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Repurchased an aggregate shares (in Shares)			94,897,359	94,897,359
Converted into ordinary share (in Shares)					1	1
Xi Zhang Founder [Member] | Class B Ordinary Shares [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Cash consideration	¥ 163,023	$ 25,234
Founder transferred shares (in Shares)	142,642,550	142,642,550
IPO occurs within 18 months [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equivalent amount | ¥					¥ 6,500,000
Closing date of the preferred shares issuance					18 months	18 months
IPO Occurs Within 18 To 27 Months [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equivalent amount | ¥					¥ 7,000,000
IPO Occurs Within 18 To 27 Months [Member] | Minimum [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Closing date of the preferred shares issuance					18 months	18 months
IPO Occurs Within 18 To 27 Months [Member] | Maximum [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Closing date of the preferred shares issuance					27 months	27 months
IPO Occurs After 27 Months but Before Third Anniversary of Closing Date [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equivalent amount | ¥					¥ 7,500,000
Closing date of the preferred shares issuance					27 months	27 months